united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

           Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

            Kevin Wolf, Gemini Fund Services, LLC

            4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Annual Report

December 31, 2022

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

Acclivity Funds Annual Shareholder Letter (Unaudited)

Dear Shareholder,

2022 was a unique year in that stocks and bonds both provided double-digit negative returns. It was a year of interest rates lifting off zero. As represented by the S&P 500 Index, the U.S. equity market was down 18.11%. Within U.S. sectors, Energy outperformed while Communication Service and Consumer Discretionary stocks lagged. Regarding investment styles, value securities outperformed growth securities across all size segments, as measured by Russell indices in 2022 (see Exhibit 1). Both Acclivity funds outperformed benchmarks in 2022, resulting from a deeper value tilt.

Grounded in decades of academic research, Acclivity’s strategies are designed to target equity securities that have specific characteristics associated with higher expected returns. Our organization keeps growing, and our research team continues to pursue agile implementation that allows us to identify, validate, and incorporate new relevant research into strategies. Every day, we manage our strategies in an efficient way to reduce costs and enhance services for our clients.

Thank you for entrusting us with your investments.

Exhibit 1. Russell Index Performance

Total Returns as of December 31, 2022

	6 Month	12 Month
U.S. large-cap value equities (Russell 1000 Value Index)	6.11%	-7.54%
U.S. large-cap growth equities (Russell 1000 Growth Index)	-1.48%	-29.14%
U.S. mid-cap value equities (Russell Mid-Cap Value Index)	5.01%	-12.03%
U.S. mid-cap growth equities (Russell Mid-Cap Growth Index)	6.20%	-26.72%
U.S. small-cap value equities (Russell 2000 Value Index)	3.42%	-14.48%
U.S. small-cap growth equities (Russell 2000 Growth Index)	4.38%	-26.36%

Source: Bloomberg Finance, L.P., as of December 31, 2022. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Valuation Gap

Despite its strong performance in 2022, U.S. Value companies appear relatively cheap compared to their Growth counterparts (see Exhibit 2). We believe there’s still room for a re-pricing to take the U.S. equity valuations back to normalized levels.

Exhibit 2. Historical U.S. Value Spread (Value vs. Growth)

Source: Innealta Capital uses daily data from Bloomberg. The spread is calculated by dividing the price-to-book ratios of the Russell 3000 Growth TR Index and the Russell 3000 Value TR Index. Time frame 01/31/1995 to 01/26/2022.

Fund Performance

Acclivity Mid Cap Multi-Style Fund

In 2022, Acclivity Mid Cap Multi-Style Fund I Share class (“AXMIX”) was down 9.95%.

Exhibit 3. Quarterly Performance of AXMIX v.s. Russell Mid-Cap Index as of December 31st, 2022

2022 Performance	Q1	Q2	Q3	Q4	YTD

AXMIX	-2.61%	-14.19%	-2.14%	10.11%	-9.95%

Russell Mid Cap	-5.68%	-16.85%	-3.44%	9.18%	-17.32%

To decompose fund performance, two-fifths of the outperformance results from sector allocation and the rest from security selections. Regarding sector allocation effects, the overweight allocation to energy securities and the underweight allocations to real estate and information technology securities have made up most of the positive sector allocation. In contrast, the overweight allocation to consumer discretionary securities is the only detractor. Regarding security selection effects, most sectors have positive selection effects except for utility, energy, and real estate sectors.

Acclivity Small Cap Value Fund

In 2022, Acclivity Small Cap Value Fund I Share class (“AXVIX”) was down 4.38%.

Exhibit 4. Quarterly Performance of AXVIX v.s. Russell 2000 Value as of December 31st, 2022

2022 Performance	Q1	Q2	Q3	Q4	YTD

AXVIX	-1.13%	-11.83%	-3.70%	13.90%	-4.38%

Russell 2000 Value	-2.40%	-15.28%	-4.61%	8.42%	-14.48%

To decompose fund performance, only 15% of the outperformance results from sector allocations and the rest from security selections. Regarding sector allocation effects, the underweight allocation to real estate securities and the overweight allocation to energy securities have made up most of the positive sector allocation. In comparison, the underweight allocation to utility securities and overweight allocations to consumer discretionary and information technology securities are the main drivers of negative allocation effects. Regarding security selection effects, all the sectors have positive selection effects.

Disclosures and Important Information

S&P 500 Index is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. Russell Mid-Cap Index is a stock market index that tracks the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Value Index measures the performance of Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Russell 2000 Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Total return indexes reinvest dividends. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Price-to-book ratio is calculated using Index Methodology. Price-to-earnings ratio is calculated using Weighted Harmonic Average. EBITDA/Total Market Value is a proxy for current cash flow to total market value, commonly known in factor investing as “profitability”.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

3129-INN-02/16/2023

1240-NLD-02/16/2023

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmark:

			Since Inception
	One Year	Three Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	(9.95)%	6.91%	6.91%
Acclivity Mid Cap Multi-Style Fund - Class N	(9.95)%	6.91%	6.91%
Russell Mid-Cap Total Return Index**	(17.32)%	5.88%	5.88%
S&P 500 Total Return Index***	(18.11)%	7.66%	7.66%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 53.70% for Class I shares and 53.95% for Class N shares per the May 1, 2022, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.45% for Class I shares and 0.70% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2022	% of Net Assets
Oil & Gas Producers	7.9%
Insurance	7.8%
Machinery	5.0%
Technology Hardware	4.2%
Banking	4.1%
Retail - Discretionary	3.6%
Health Care Facilities & Services	3.2%
Chemicals	3.0%
Medical Equipment & Devices	2.8%
Biotechnology & Pharmaceuticals	2.7%
Other Investments & Assets in Excess of Liabilities	55.7%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmark:

			Since Inception
	One Year	Three Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	(4.38)%	12.52%	13.97%
Acclivity Small Cap Value Fund - Class N	(4.35)%	12.45%	13.90%
Russell 2000® Value Total Return Index**	(14.48)%	4.70%	8.87%
S&P 500 Total Return Index***	(18.11)%	7.66%	13.18%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 3.64% for Class I shares and 3.89% for Class N shares per the May 1, 2022 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.49% for Class I shares and 0.74% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2022	% of Net Assets
Banking	16.8%
Oil & Gas Producers	6.4%
Retail - Discretionary	6.4%
Insurance	6.1%
Home Construction	5.5%
Specialty Finance	5.5%
Technology Hardware	4.1%
Transportation & Logistics	3.7%
Semiconductors	3.2%
Steel	3.1%
Other Investments & Assets in Excess of Liabilities	39.2%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2%
	ADVERTISING & MARKETING - 0.7%
81	Interpublic Group of Companies, Inc. (The)	$2,698
2	Omnicom Group, Inc.	163
8	Trade Desk, Inc. (The), Class A(a)	359
		3,220
	AEROSPACE & DEFENSE - 1.3%
25	Howmet Aerospace, Inc.	985
6	Huntington Ingalls Industries, Inc.	1,384
1	Teledyne Technologies, Inc.(a)	400
32	Textron, Inc.	2,266
9	Woodward, Inc.	869
		5,904
	APPAREL & TEXTILE PRODUCTS - 2.5%
7	Columbia Sportswear Company	613
14	Crocs, Inc.(a)	1,518
5	Deckers Outdoor Corporation(a)	1,996
20	Hanesbrands, Inc.	127
5	PVH Corporation	353
17	Ralph Lauren Corporation	1,796
38	Skechers USA, Inc., Class A(a)	1,594
45	Tapestry, Inc.	1,714
70	VF Corporation	1,933
		11,644
	ASSET MANAGEMENT - 1.3%
2	Apollo Global Management, Inc.	128
1	Ares Management Corporation, Class A	68
16	Carlyle Group, Inc. (The)	477
96	Franklin Resources, Inc.	2,533
3	LPL Financial Holdings, Inc.	649
4	Raymond James Financial, Inc.	427
31	Stifel Financial Corporation	1,809
		6,091
	AUTOMOTIVE - 1.7%
19	Autoliv, Inc.	1,455
61	BorgWarner, Inc.	2,455

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	AUTOMOTIVE - 1.7% (Continued)
42	Gentex Corporation	$1,145
34	Harley-Davidson, Inc.	1,415
13	Lear Corporation	1,612
		8,082
	BANKING - 4.1%
5	Citizens Financial Group, Inc.	197
27	Comerica, Inc.	1,805
14	Cullen/Frost Bankers, Inc.	1,872
12	East West Bancorp, Inc.	791
124	First Horizon Corporation	3,038
4	Huntington Bancshares, Inc.	56
12	KeyCorporation	209
3	M&T Bank Corporation	435
19	Pinnacle Financial Partners, Inc.	1,395
23	Prosperity Bancshares, Inc.	1,672
10	Regions Financial Corporation	216
18	SouthState Corporation	1,374
1	SVB Financial Group(a)	230
38	Synovus Financial Corporation	1,427
140	Valley National Bancorp	1,583
16	Webster Financial Corporation	757
3	Western Alliance Bancorp	179
37	Zions Bancorp	1,819
		19,055
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc. (The), Class A(a)	330
45	Molson Coors Beverage Company, Class B	2,318
		2,648
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.7%
1	ACADIA Pharmaceuticals, Inc.(a)	16
3	BioMarin Pharmaceutical, Inc.(a)	310
1	Blueprint Medicines Corporation(a)	44
6	Denali Therapeutics, Inc.(a)	167
123	Elanco Animal Health, Inc.(a)	1,503

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.7% (Continued)
52	Exelixis, Inc.(a)	$834
31	Halozyme Therapeutics, Inc.(a)	1,764
27	Ionis Pharmaceuticals, Inc.(a)	1,020
1	Iovance Biotherapeutics, Inc.(a)	6
2	Mirati Therapeutics, Inc.(a)	91
15	Neurocrine Biosciences, Inc.(a)	1,791
3	Novavax, Inc., Class A(a)	31
17	Sarepta Therapeutics, Inc.(a)	2,203
1	TG Therapeutics, Inc.(a)	12
3	Ultragenyx Pharmaceutical, Inc.(a)	139
9	United Therapeutics Corporation(a)	2,503
		12,434

	CHEMICALS - 3.0%
1	Albemarle Corporation	217
12	Ashland, Inc.	1,290
1	Avery Dennison Corporation	181
10	Celanese Corporation	1,022
8	CF Industries Holdings, Inc.	681
27	Chemours Company (The)	827
20	Eastman Chemical Company	1,629
11	FMC Corporation	1,373
27	Huntsman Corporation	742
3	International Flavors & Fragrances, Inc.	314
22	Mosaic Company (The)	965
39	Olin Corporation	2,065
20	RPM International, Inc.	1,949
22	Univar Solutions, Inc.(a)	700
		13,955
	COMMERCIAL SUPPORT SERVICES - 1.8%
46	Aramark	1,902
9	ASGN, Inc.(a)	733
12	Clean Harbors, Inc.(a)	1,369
37	H&R Block, Inc.	1,351
3	ManpowerGroup, Inc.	250

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.8% (Continued)
35	Rentokil Initial PLC - ADR	$1,078
22	Robert Half International, Inc.	1,624
4	Stericycle, Inc.(a)	200
		8,507
	CONSTRUCTION MATERIALS - 1.6%
15	Advanced Drainage Systems, Inc.	1,229
9	Carlisle Companies, Inc.	2,121
1	Eagle Materials, Inc.	133
1	Martin Marietta Materials, Inc.	338
47	MDU Resources Group, Inc.	1,426
23	Owens Corning	1,962
		7,209
	CONSUMER SERVICES - 0.5%
37	Service Corporation International	2,558

	CONTAINERS & PACKAGING - 2.3%
6	Crown Holdings, Inc.	493
58	Graphic Packaging Holding Company	1,291
76	International Paper Company	2,632
17	Packaging Corporation of America	2,174
30	Sealed Air Corporation	1,496
19	Sonoco Products Company	1,154
46	Westrock Company	1,617
		10,857
	DIVERSIFIED INDUSTRIALS - 0.3%
16	ITT, Inc.	1,298

	E-COMMERCE DISCRETIONARY - 0.8%
30	Etsy, Inc.(a)	3,593

	ELECTRIC UTILITIES - 2.7%
10	Alliant Energy Corporation	552
8	Evergy, Inc.	504
1	Hawaiian Electric Industries, Inc.	42

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRIC UTILITIES - 2.7% (Continued)
8	IDACORP, Inc.	$863
16	NextEra Energy Partners, L.P.	1,121
75	NRG Energy, Inc.	2,387
46	OGE Energy Corporation	1,819
31	Pinnacle West Capital Corporation	2,357
1	Portland General Electric Company	49
115	Vistra Corporation	2,668
		12,362
	ELECTRICAL EQUIPMENT - 1.9%
30	A O Smith Corporation	1,717
6	Acuity Brands, Inc.	994
29	Cognex Corporation	1,366
11	Generac Holdings, Inc.(a)	1,107
8	Hubbell, Inc.	1,878
5	Littelfuse, Inc.	1,101
2	National Instruments Corporation	74
4	Trimble, Inc.(a)	202
21	Vertiv Holdings Company	287
		8,726
	ENGINEERING & CONSTRUCTION - 1.8%
22	AECOM	1,869
3	EMCOR Group, Inc.	444
3	Jacobs Solutions, Inc.	360
23	KBR, Inc.	1,214
13	MasTec, Inc.(a)	1,109
4	Quanta Services, Inc.	570
8	Tetra Tech, Inc.	1,162
33	WillScot Mobile Mini Holdings Corporation(a)	1,491
		8,219
	ENTERTAINMENT CONTENT - 0.2%
9	Take-Two Interactive Software, Inc.(a)	937

	FOOD - 2.2%
1	BellRing Brands, Inc.(a)	26

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	FOOD - 2.2% (Continued)
35	Campbell Soup Company	$1,986
14	Darling Ingredients, Inc.(a)	876
45	Flowers Foods, Inc.	1,293
15	Ingredion, Inc.	1,469
12	J M Smucker Company (The)	1,902
30	Lamb Weston Holdings, Inc.	2,681
1	Lancaster Colony Corporation	197
		10,430
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
13	Louisiana-Pacific Corporation	770
10	Trex Company, Inc.(a)	423
		1,193
	GAS & WATER UTILITIES - 2.3%
8	Atmos Energy Corporation	897
47	Essential Utilities, Inc.	2,243
19	National Fuel Gas Company	1,203
119	NiSource, Inc.	3,263
86	UGI Corporation	3,188
		10,794
	HEALTH CARE FACILITIES & SERVICES - 3.2%
1	Amedisys, Inc.(a)	84
24	Cardinal Health, Inc.	1,845
8	Charles River Laboratories International, Inc.(a)	1,743
3	Chemed Corporation	1,531
2	DaVita, Inc.(a)	149
24	Encompass Health Corporation	1,435
12	Enhabit, Inc.(a)	158
24	Henry Schein, Inc.(a)	1,917
2	Invitae Corporation(a)	4
5	LHC Group, Inc.(a)	808
11	Syneos Health, Inc.(a)	404
20	Teladoc Health, Inc.(a)	473
30	Universal Health Services, Inc., Class B	4,227
		14,778

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	HOME & OFFICE PRODUCTS - 0.8%
8	Leggett & Platt, Inc.	$258
45	Newell Brands, Inc.	589
13	Tempur Sealy International, Inc.	446
16	Whirlpool Corporation	2,263
		3,556
	HOME CONSTRUCTION - 1.7%
28	Fortune Brands Innovations, Inc.	1,599
9	Masco Corporation	420
16	Mohawk Industries, Inc.(a)	1,636
63	PulteGroup, Inc.	2,868
26	Toll Brothers, Inc.	1,298
		7,821
	HOUSEHOLD PRODUCTS - 0.3%
190	Coty, Inc., Class A(a)	1,626

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
1	Timken Company (The)	71

	INDUSTRIAL SUPPORT SERVICES - 1.6%
1	SiteOne Landscape Supply, Inc.(a)	117
7	U-Haul Holding Company	421
63	U-Haul Holding Company, Class N	3,464
1	United Rentals, Inc.(a)	356
6	Watsco, Inc.	1,497
12	WESCO International, Inc.(a)	1,502
		7,357
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
16	Houlihan Lokey, Inc.	1,395
68	Jefferies Financial Group, Inc.	2,331
14	SEI Investments Company	816
		4,542
	INSURANCE - 7.8%
26	American Financial Group, Inc.	3,569
19	Assurant, Inc.	2,376

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	INSURANCE - 7.8% (Continued)
8	Cincinnati Financial Corporation	$819
161	Equitable Holdings, Inc.	4,621
34	Globe Life, Inc.	4,099
11	Hartford Financial Services Group, Inc. (The)	834
25	Lincoln National Corporation	768
10	Loews Corporation	583
1	Markel Corporation(a)	1,318
134	Old Republic International Corporation	3,236
3	Primerica, Inc.	426
11	Principal Financial Group, Inc.	923
1	Radian Group, Inc.	19
15	Reinsurance Group of America, Inc.	2,131
11	RLI Corporation	1,444
17	Selective Insurance Group, Inc.	1,506
79	Unum Group	3,241
34	Voya Financial, Inc.	2,091
27	W R Berkley Corporation	1,960
		35,964
	INTERNET MEDIA & SERVICES - 0.9%
2	Expedia Group, Inc.(a)	175
26	GoDaddy, Inc., Class A(a)	1,945
82	Pinterest, Inc., Class A(a)	1,991
1	TripAdvisor, Inc.(a)	18
		4,129
	LEISURE FACILITIES & SERVICES - 2.1%
31	Boyd Gaming Corporation	1,691
12	Choice Hotels International, Inc.	1,352
6	Churchill Downs, Inc.	1,269
4	Darden Restaurants, Inc.	553
13	Hilton Grand Vacations, Inc.(a)	501
4	Marriott Vacations Worldwide Corporation	538
2	Penn Entertainment, Inc.(a)	59
14	Texas Roadhouse, Inc.	1,273
4	Vail Resorts, Inc.	953

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1% (Continued)
19	Wyndham Hotels & Resorts, Inc.	$1,355
		9,544
	LEISURE PRODUCTS - 1.4%
18	Brunswick Corporation	1,297
4	Fox Factory Holding Corporation(a)	365
27	Hasbro, Inc.	1,647
82	Mattel, Inc.(a)	1,463
12	Polaris, Inc.	1,212
8	Thor Industries, Inc.	604
		6,588
	MACHINERY - 5.0%
16	AGCO Corporation	2,219
6	Curtiss-Wright Corporation	1,002
28	Donaldson Company, Inc.	1,648
4	Enovis Corporation(a)	214
1	Flowserve Corporation	31
28	Graco, Inc.	1,883
1	IDEX Corporation	228
14	Lincoln Electric Holdings, Inc.	2,023
9	Middleby Corporation (The)(a)	1,205
2	MSA Safety, Inc.	288
9	Nordson Corporation	2,140
12	Oshkosh Corporation	1,058
16	Regal Rexnord Corporation	1,920
14	Snap-on, Inc.	3,199
25	Stanley Black & Decker, Inc.	1,878
20	Toro Company (The)	2,264
		23,200
	MEDICAL EQUIPMENT & DEVICES - 2.8%
7	ABIOMED, Inc. - CVR(a)(c)	7
5	Bio-Rad Laboratories, Inc., Class A(a)	2,102
20	Bio-Techne Corporation	1,658
2	Bruker Corporation	137
50	Dentsply Sirona, Inc.	1,592

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.8% (Continued)
27	Exact Sciences Corporation(a)	$1,337
12	Globus Medical, Inc., Class A(a)	891
1	Haemonetics Corporation(a)	79
2	Insulet Corporation(a)	589
6	Integra LifeSciences Holdings Corporation(a)	336
1	iRhythm Technologies, Inc.(a)	94
6	Masimo Corporation(a)	888
1	Nevro Corporation(a)	40
1	Penumbra, Inc.(a)	222
1	Repligen Corporation(a)	169
5	Shockwave Medical, Inc.(a)	1,028
7	Teleflex, Inc.	1,747
		12,916
	METALS & MINING - 1.2%
57	Alcoa Corporation	2,592
156	Cleveland-Cliffs, Inc.(a)	2,513
3	Royal Gold, Inc.	338
		5,443
	OIL & GAS PRODUCERS - 7.1%
82	Antero Resources Corporation(a)	2,541
64	APA Corporation	2,988
3	ConocoPhillips	354
38	Coterra Energy, Inc.	934
8	Diamondback Energy, Inc.	1,094
96	EQT Corp.	3,248
80	HF Sinclair Corporation	4,151
33	Magnolia Oil & Gas Corporation, Class A	774
25	Marathon Oil Corporation	677
27	Matador Resources Company	1,545
50	Murphy Oil Corporation	2,151
83	Ovintiv, Inc.	4,209
28	PBF Energy, Inc., Class A	1,142
34	PDC Energy, Inc.	2,158
68	Range Resources Corporation	1,701

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	OIL & GAS PRODUCERS - 7.1% (Continued)
21	SM Energy Company	$731
215	Southwestern Energy Company(a)	1,258
18	Targa Resources Corporation	1,323
		32,979
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
12	Halliburton Company	472
68	NOV, Inc.	1,421
		1,893
	PUBLISHING & BROADCASTING - 0.9%
11	Liberty Media Corporation-Liberty Formula One, Class C(a)	658
157	News Corporation, Class A	2,857
4	Nexstar Media Group, Inc.	700
		4,215
	REAL ESTATE SERVICES - 0.3%
9	Jones Lang LaSalle, Inc.(a)	1,434

	REIT - 0.5%
1	Texas Pacific Land Corporation	2,344

	RENEWABLE ENERGY - 1.1%
2	Enphase Energy, Inc.(a)	530
21	First Solar, Inc.(a)	3,146
95	Plug Power, Inc.(a)	1,175
14	Sunrun, Inc.(a)	336
		5,187
	RETAIL - CONSUMER STAPLES - 1.2%
31	BJ’s Wholesale Club Holdings, Inc.(a)	2,051
9	Casey’s General Stores, Inc.	2,019
8	Five Below, Inc.(a)	1,415
1	Ollie’s Bargain Outlet Holdings, Inc.(a)	47
		5,532
	RETAIL - DISCRETIONARY - 3.6%
9	Advance Auto Parts, Inc.	1,323
17	AutoNation, Inc.(a)	1,824

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	RETAIL - DISCRETIONARY - 3.6% (Continued)
59	Builders FirstSource, Inc.(a)	$3,828
12	Burlington Stores, Inc.(a)	2,433
12	Dick’s Sporting Goods, Inc.	1,444
1	Floor & Decor Holdings, Inc., Class A(a)	70
3	Genuine Parts Company	521
17	Kohl’s Corporation	429
4	Lithia Motors, Inc.	819
5	RH(a)	1,336
1	Tractor Supply Company	225
1	Ulta Beauty, Inc.(a)	469
19	Williams-Sonoma, Inc.	2,183
		16,904
	SEMICONDUCTORS - 2.6%
4	Azenta, Inc.	233
1	Cirrus Logic, Inc.(a)	75
13	Coherent Corporation(a)	456
16	Entegris, Inc.	1,049
12	IPG Photonics Corporation(a)	1,136
24	Lattice Semiconductor Corporation(a)	1,557
6	Marvell Technology, Inc.	222
13	MKS Instruments, Inc.	1,102
1	Monolithic Power Systems, Inc.	354
9	ON Semiconductor Corporation(a)	561
27	Qorvo, Inc.(a)	2,447
3	Silicon Laboratories, Inc.(a)	407
5	Synaptics, Inc.(a)	476
4	Teradyne, Inc.	349
4	Universal Display Corporation	432
18	Wolfspeed, Inc.(a)	1,243
		12,099
	SOFTWARE - 2.1%
1	ACI Worldwide, Inc.(a)	23
1	Alteryx, Inc., Class A(a)	51
2	Aspen Technology, Inc.(a)	411

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 2.1% (Continued)
26	Black Knight, Inc.(a)	$1,605
3	Concentrix Corporation	399
1	Five9, Inc.(a)	68
4	Gen Digital, Inc.	86
11	Guidewire Software, Inc.(a)	688
13	Manhattan Associates, Inc.(a)	1,578
3	Omnicell, Inc.(a)	151
7	Paylocity Holding Corporation(a)	1,360
5	Pegasystems, Inc.	171
20	PTC, Inc.(a)	2,401
6	Tenable Holdings, Inc.(a)	229
7	Teradata Corporation(a)	236
2	Varonis Systems, Inc.(a)	48
3	Ziff Davis, Inc.(a)	237
		9,742
	SPECIALTY FINANCE - 1.4%
122	Fidelity National Financial, Inc.	4,590
30	First American Financial Corporation	1,570
1	MGIC Investment Corporation	13
1	SLM Corporation	17
12	Synchrony Financial	394
		6,584
	STEEL - 1.1%
14	Reliance Steel & Aluminum Company	2,834
11	Steel Dynamics, Inc.	1,075
44	United States Steel Corporation	1,102
		5,011
	TECHNOLOGY HARDWARE - 4.2%
19	Arrow Electronics, Inc.(a)	1,987
33	Ciena Corporation(a)	1,682
18	Dolby Laboratories, Inc., Class A	1,270
12	F5, Inc.(a)	1,722
31	Jabil, Inc.	2,114
75	Juniper Networks, Inc.	2,397

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY HARDWARE - 4.2% (Continued)
13	Lumentum Holdings, Inc.(a)	$678
4	NetApp, Inc.	240
73	Pure Storage, Inc., Class A(a)	1,954
3	TD SYNNEX Corporation	284
1	ViaSat, Inc.(a)	32
82	Western Digital Corporation(a)	2,587
9	Zebra Technologies Corporation, Class A(a)	2,308
		19,255
	TECHNOLOGY SERVICES - 2.5%
27	Booz Allen Hamilton Holding Corporation	2,822
4	CACI International, Inc., Class A(a)	1,202
81	DXC Technology Company(a)	2,146
2	Euronet Worldwide, Inc.(a)	189
1	Fair Isaac Corporation(a)	599
1	Gartner, Inc.(a)	336
9	Jack Henry & Associates, Inc.	1,580
8	Leidos Holdings, Inc.	842
51	Western Union Company (The)	702
8	WEX, Inc.(a)	1,309
		11,727
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	463

	TRANSPORTATION & LOGISTICS - 1.8%
22	Alaska Air Group, Inc.(a)	945
25	CH Robinson Worldwide, Inc.	2,289
7	GXO Logistics, Inc.(a)	299
1	JB Hunt Transport Services, Inc.	174
1	JetBlue Airways Corporation(a)	6
37	Knight-Swift Transportation Holdings, Inc.	1,939
8	Landstar System, Inc.	1,303
4	Saia, Inc.(a)	839
16	XPO, Inc.(a)	533
		8,327

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1%
4	Westinghouse Air Brake Technologies Corporation	$399

	WHOLESALE - CONSUMER STAPLES - 0.9%
51	Performance Food Group Company(a)	2,978
38	US Foods Holding Corporation(a)	1,293
		4,271
	WHOLESALE - DISCRETIONARY - 0.9%
34	LKQ Corporation	1,816
8	Pool Corporation	2,419
		4,235

	TOTAL COMMON STOCKS (Cost $439,473)	459,852

	PARTNERSHIP SHARES — 0.8%
	OIL & GAS PRODUCERS - 0.8%
27	Magellan Midstream Partners, L.P.	1,356
91	Western Midstream Partners, L.P.	2,443
	TOTAL PARTNERSHIP SHARES (Cost $3,540)	3,799

	SHORT-TERM INVESTMENT - 10.4%
	MONEY MARKET FUND - 10.4%
48,037	First American Treasury Obligations Fund, Class X, 4.19%(d) (Cost $48,037)	48,037

	TOTAL INVESTMENTS - 110.4% (Cost $491,050)	$511,688
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%	(48,234)
	NET ASSETS - 100.0%	$463,454

ADR - American Depositary Receipt

CVR - Contingent Value Right

L.P. - Limited Partnership

(a)	Non-income producing security.

(b)	Amount represents less than 0.05%.

(c)	Fair value was determined using significant unobservable inputs. See Note 2.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2022

Shares		Value
	BUSINESS DEVELOPMENT COMPANY - 0.1%
	ASSET MANAGEMENT - 0.1%
1,182	Apollo Investment Corporation	$13,475
	TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $14,504)

	COMMON STOCKS — 98.7%
	ADVERTISING & MARKETING - 0.0%(b)
268	Fluent, Inc.(a)	292

	AEROSPACE & DEFENSE - 1.0%
495	AAR Corporation(a)	22,225
581	Barnes Group, Inc.	23,734
162	Ducommun, Inc.(a)	8,093
369	Kaman Corporation	8,229
741	Kratos Defense & Security Solutions, Inc.(a)	7,647
900	Mercury Systems, Inc.(a)	40,266
514	Moog, Inc., Class A	45,109
71	National Presto Industries, Inc.	4,861
2	SIFCO Industries, Inc.(a)	4
		160,168
	APPAREL & TEXTILE PRODUCTS - 0.8%
443	Culp, Inc.	2,033
313	Jerash Holdings US, Inc.	1,214
264	Lakeland Industries, Inc.(a)	3,511
368	Movado Group, Inc.	11,868
1,098	PVH Corporation	77,508
317	Rocky Brands, Inc.	7,488
209	Superior Group of Companies, Inc.	2,103
149	Tandy Leather Factory, Inc.(a)	636
387	Unifi, Inc.(a)	3,332
22	Weyco Group, Inc.	466
1,266	Wolverine World Wide, Inc.	13,837
		123,996

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	ASSET MANAGEMENT - 0.3%
15	Associated Capital Group, Inc., Class A	$630
14	First Western Financial, Inc.(a)	394
39	Hennessy Advisors, Inc.	328
761	ODP Corporation (The)(a)	34,656
386	Oppenheimer Holdings, Inc., Class A	16,339
		52,347
	AUTOMOTIVE - 1.8%
2,574	American Axle & Manufacturing Holdings, Inc.(a)	20,129
1,444	China Automotive Systems, Inc.(a)	8,375
1,790	Dana, Inc.	27,083
2,553	Goodyear Tire & Rubber Company (The)(a)	25,913
2,968	Harley-Davidson, Inc.	123,469
1,725	Kandi Technologies Group, Inc.(a)	3,968
452	Methode Electronics, Inc.	20,055
181	Miller Industries, Inc.	4,825
1,311	Modine Manufacturing Company(a)	26,036
401	Motorcar Parts of America, Inc.(a)	4,756
423	Standard Motor Products, Inc.	14,720
		279,329
	BANKING - 16.8%
40	ACNB Corporation	1,592
1,001	Amalgamated Financial Corporation	23,063
234	American National Bankshares, Inc.	8,642
1,269	Ameris Bancorp	59,821
48	Ames National Corporation	1,133
3,012	Associated Banc-Corporation	69,547
1,158	Atlantic Union Bankshares Corporation	40,692
1,179	Banc of California, Inc.	18,781
11	Bank of Marin Bancorp	362
281	Bank of Princeton (The)	8,913
1,741	Bank OZK	69,744
845	BankFinancial Corporation	8,898
802	BankUnited, Inc.	27,244
141	Bankwell Financial Group, Inc.	4,150

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 16.8% (Continued)
35	Banner Corporation	$2,212
398	Bar Harbor Bankshares	12,752
512	BayCom Corporation	9,718
841	BCB Bancorp, Inc.	15,130
189	Berkshire Hills Bancorp, Inc.	5,651
1,553	Brookline Bancorp, Inc.	21,975
605	Business First Bancshares, Inc.	13,395
770	Byline Bancorp, Inc.	17,687
2,812	Cadence Bank	69,344
38	Camden National Corporation	1,584
337	Capital City Bank Group, Inc.	10,952
1,541	Capitol Federal Financial, Inc.	13,330
73	Capstar Financial Holdings, Inc.	1,289
1,014	Carter Bankshares, Inc.(a)	16,822
49	CB Financial Services, Inc.	1,050
591	Central Pacific Financial Corporation	11,985
383	Central Valley Community Bancorp	8,112
228	ChoiceOne Financial Services, Inc.	6,612
81	Citizens & Northern Corporation	1,852
514	Citizens Community Bancorp, Inc.	6,183
518	Civista Bancshares, Inc.	11,401
649	CNB Financial Corp	15,440
21	Codorus Valley Bancorp, Inc.	500
24	Colony Bankcorp, Inc.	305
847	Columbia Banking System, Inc.	25,520
187	Community Financial Corporation (The)	7,461
213	Community Trust Bancorp, Inc.	9,783
851	ConnectOne Bancorp, Inc.	20,603
1,210	CrossFirst Bankshares, Inc.(a)	15,016
1,062	Customers Bancorp, Inc.(a)	30,097
623	Dime Community Bancshares, Inc.	19,830
166	Eagle Bancorp Montana, Inc.	2,683
414	Eagle Bancorp, Inc.	18,245
24	Enterprise Financial Services Corporation	1,175

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 16.8% (Continued)
460	Equity Bancshares, Inc., Class C	$15,028
85	ESSA Bancorp, Inc.	1,774
5	Farmers & Merchants Bancorp, Inc.	136
419	Farmers National Banc Corporation	5,916
504	Financial Institutions, Inc.	12,277
756	First Bancorp	32,387
491	First Bancshares, Inc. (The)	15,717
644	First Bank	8,861
882	First Busey Corporation	21,803
45	First Business Financial Services, Inc.	1,645
1	First Commonwealth Financial Corporation	14
400	First Community Bankshares, Inc.	13,560
1,612	First Financial Bancorp	39,059
435	First Financial Corporation	20,045
301	First Financial Northwest, Inc.	4,509
594	First Foundation, Inc.	8,512
286	First Guaranty Bancshares, Inc.	6,707
15	First Horizon Corporation	367
235	First Internet Bancorp	5,706
49	First Merchants Corporation	2,014
372	First Mid Bancshares, Inc.	11,934
371	First Northwest Bancorp	5,699
632	First of Long Island Corporation (The)	11,376
916	Flushing Financial Corporation	17,752
7,218	FNB Corporation	94,195
196	FS Bancorp, Inc.	6,554
2,086	Fulton Financial Corporation	35,107
223	Great Southern Bancorp, Inc.	13,266
97	Hancock Whitney Corporation	4,694
306	Hanmi Financial Corporation	7,573
1,017	HarborOne Bancorp, Inc.	14,136
521	Heartland Financial USA, Inc.	24,289
62	Heritage Commerce Corporation	806
587	Heritage Financial Corporation	17,986

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 16.8% (Continued)
1,866	Hilltop Holdings, Inc.	$55,999
185	Home Bancorp, Inc.	7,406
446	HomeStreet, Inc.	12,301
407	HomeTrust Bancshares, Inc.	9,837
2,375	Hope Bancorp, Inc.	30,424
1,236	Horizon Bancorp, Inc.	18,639
739	Independent Bank Corporation	17,677
169	Independent Bank Group, Inc.	10,154
591	Investar Holding Corporation	12,724
1,965	Kearny Financial Corporation	19,945
1,466	Lakeland Bancorp, Inc.	25,816
381	LCNB Corporation	6,858
672	Macatawa Bank Corporation	7,412
56	MainStreet Bancshares, Inc.	1,539
570	Mercantile Bank Corporation	19,084
1,573	Merchants Bancorp	38,255
338	Metropolitan Bank Holding Corporation(a)	19,830
35	Mid Penn Bancorp, Inc.	1,049
218	Middlefield Banc Corporation	5,973
1,153	Midland States Bancorp, Inc.	30,693
508	MidWestOne Financial Group, Inc.	16,129
5,966	New York Community Bancorp, Inc.	51,308
177	Nicolet Bankshares, Inc.(a)	14,123
1,129	Northfield Bancorp, Inc.	17,759
224	Northrim BanCorp, Inc.	12,224
2,418	Northwest Bancshares, Inc.	33,804
1,378	OceanFirst Financial Corporation	29,282
45	Ohio Valley Banc Corporation	1,189
18	Old National Bancorp	324
6	Old Point Financial Corporation	162
4	Old Second Bancorp, Inc.	64
700	OP Bancorp	7,812
470	Orrstown Financial Services, Inc.	10,885
718	Pacific Premier Bancorp, Inc.	22,660

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 16.8% (Continued)
1,434	PacWest Bancorp	$32,910
62	Parke Bancorp, Inc.	1,286
12	Pathfinder Bancorp, Inc.	230
351	PCSB Financial Corporation	6,683
506	Peapack-Gladstone Financial Corporation	18,833
64	Penns Woods Bancorp, Inc.	1,704
711	Peoples Bancorp, Inc.	20,086
800	Premier Financial Corporation	21,576
537	Primis Financial Corporation	6,363
212	Provident Financial Holdings, Inc.	2,919
1,557	Provident Financial Services, Inc.	33,258
261	QCR Holdings, Inc.	12,956
705	RBB Bancorp	14,699
1,086	Renasant Corporation	40,823
432	Republic Bancorp, Inc., Class A	17,677
3,100	Republic First Bancorp, Inc.(a)	6,665
782	Riverview Bancorp, Inc.	6,006
896	S&T Bancorp, Inc.	30,625
756	Sandy Spring Bancorp, Inc.	26,634
165	SB Financial Group, Inc.	2,765
396	Sierra Bancorp	8,411
920	Simmons First National Corporation, Class A	19,854
303	SmartFinancial, Inc.	8,333
85	South Plains Financial, Inc.	2,340
149	SouthState Corporation	11,378
254	Stellar Bancorp, Inc.	7,483
1,375	Sterling Bancorp, Inc.(a)	8,374
411	Summit Financial Group, Inc.	10,230
1	Synovus Financial Corporation	38
266	Territorial Bancorp, Inc.	6,387
679	Texas Capital Bancshares, Inc.(a)	40,950
1,066	Towne Bank	32,875
625	TrustCompany Bank Corporation	23,494
546	Trustmark Corporation	19,061

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 16.8% (Continued)
1	Umpqua Holdings Corporation	$18
172	United Bancshares, Inc.	3,220
2,080	United Bankshares, Inc.	84,219
420	United Security Bancshares	3,070
732	Univest Financial Corporation	19,127
120	Valley National Bancorp	1,357
623	Veritex Holdings, Inc.	17,494
1,322	Washington Federal, Inc.	44,353
602	Waterstone Financial, Inc.	10,378
1,144	WesBanco, Inc.	42,305
924	Western New England Bancorp, Inc.	8,741
694	WSFS Financial Corporation	31,466
		2,588,674
	BEVERAGES - 0.0%(b)
51	Coffee Holding Company, Inc.	104

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.8%
4,063	Amneal Pharmaceuticals, Inc.(a)	8,085
56	ANI Pharmaceuticals, Inc.(a)	2,253
574	Assembly Biosciences, Inc.(a)	746
47	Cumberland Pharmaceuticals, Inc.(a)	106
233	Eagle Pharmaceuticals, Inc.(a)	6,811
698	Emergent BioSolutions, Inc.(a)	8,243
27	Enanta Pharmaceuticals, Inc.(a)	1,256
765	Innoviva, Inc.(a)	10,136
255	Ironwood Pharmaceuticals, Inc.(a)	3,160
648	Prestige Consumer Healthcare, Inc.(a)	40,565
1,800	Sangamo Therapeutics, Inc.(a)	5,652
897	Supernus Pharmaceuticals, Inc.(a)	31,996
1	United Therapeutics Corporation(a)	278
		119,287
	CABLE & SATELLITE - 0.1%
1,247	WideOpenWest, Inc.(a)	11,360

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	CHEMICALS - 2.6%
617	AdvanSix, Inc.	$23,458
1,783	AgroFresh Solutions, Inc.(a)	5,278
734	American Vanguard Corporation	15,935
181	Ashland, Inc.	19,463
45	Ecovyst, Inc.(a)	399
358	Element Solutions, Inc.	6,512
192	Haynes International, Inc.	8,772
427	HB Fuller Company	30,582
2,966	Huntsman Corporation	81,506
438	Intrepid Potash, Inc.(a)	12,645
590	Koppers Holdings, Inc.	16,638
42	Materion Corporation	3,675
3	Mativ, Inc.	63
377	Minerals Technologies, Inc.	22,891
28	Oil-Dri Corporation of America	939
87	Quaker Houghton	14,520
2,055	Rayonier Advanced Materials, Inc.(a)	19,728
112	Stepan Company	11,924
2,591	Univar Solutions, Inc.(a)	82,394
760	Valhi, Inc.	16,720
		394,042
	COMMERCIAL SUPPORT SERVICES - 2.4%
986	ABM Industries, Inc.	43,798
25	AMN Healthcare Services, Inc.(a)	2,570
1,386	ARC Document Solutions, Inc.	4,061
252	BGSF, Inc.	3,861
2,484	BrightView Holdings, Inc.(a)	17,115
875	Cross Country Healthcare, Inc.(a)	23,249
809	Deluxe Corporation	13,737
495	Ennis, Inc.	10,969
415	Heidrick & Struggles International, Inc.	11,607
106	Huron Consulting Group, Inc.(a)	7,695
1,030	Information Services Group, Inc.	4,738
932	Kelly Services, Inc., Class A	15,751

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.4% (Continued)
608	Korn Ferry	$30,777
684	ManpowerGroup, Inc.	56,916
679	Resources Connection, Inc.	12,480
518	Schnitzer Steel Industries, Inc., Class A	15,877
572	Stericycle, Inc.(a)	28,537
983	TrueBlue, Inc.(a)	19,247
137	UniFirst Corporation	26,440
409	V2X, Inc.(a)	16,887
		366,312
	CONSTRUCTION MATERIALS - 0.7%
2,022	MDU Resources Group, Inc.	61,348
1,533	Summit Materials, Inc., Class A(a)	43,511
		104,859
	CONSUMER SERVICES - 1.4%
753	Adtalem Global Education, Inc.(a)	26,732
568	American Public Education, Inc.(a)	6,981
72	Graham Holdings Company, Class B	43,503
199	Grand Canyon Education, Inc.(a)	21,026
1,017	Lincoln Educational Services Corporation(a)	5,888
363	Matthews International Corporation, Class A	11,050
2,263	Perdoceo Education Corporation(a)	31,456
539	Strategic Education, Inc.	42,214
614	Stride, Inc.(a)	19,206
545	Universal Technical Institute, Inc.(a)	3,662
		211,718
	CONTAINERS & PACKAGING - 0.2%
372	Greif, Inc., Class A	24,946
458	TriMas Corporation	12,705
		37,651
	E-COMMERCE DISCRETIONARY - 0.0%(b)
868	Lands’ End, Inc.(a)	6,588

	ELECTRICAL EQUIPMENT - 1.5%
277	Advanced Energy Industries, Inc.	23,761

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRICAL EQUIPMENT - 1.5% (Continued)
21	API Group Corporation(a)	$395
247	Argan, Inc.	9,109
838	Bel Fuse, Inc., Class B	27,587
797	Belden, Inc.	57,304
399	Itron, Inc.(a)	20,209
747	Kimball Electronics, Inc.(a)	16,875
71	Littelfuse, Inc.	15,634
14	LSI Industries, Inc.	171
169	National Instruments Corporation	6,236
248	OSI Systems, Inc.(a)	19,721
208	Powell Industries, Inc.	7,318
111	Preformed Line Products Company	9,245
16	RF Industries Ltd.(a)	82
353	SPX Technologies, Inc.(a)	23,175
129	WidePoint Corporation(a)	235
		237,057
	ENGINEERING & CONSTRUCTION - 0.8%
581	Arcosa, Inc.	31,572
1	Dycom Industries, Inc.(a)	94
1	EMCOR Group, Inc.	148
18	Fluor Corporation(a)	624
615	Granite Construction, Inc.	21,568
9	KBR, Inc.	475
44	Limbach Holdings, Inc.(a)	458
1,648	Mistras Group, Inc.(a)	8,125
2	MYR Group, Inc.(a)	184
21	Orion Group Holdings, Inc.(a)	50
1,208	Primoris Services Corporation	26,503
653	Sterling Infrastructure, Inc.(a)	21,418
342	Tutor Perini Corporation(a)	2,582
278	VSE Corporation	13,033
		126,834

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	ENTERTAINMENT CONTENT - 0.1%
1,431	AMC Networks, Inc., Class A(a)	$22,424

	FOOD - 2.1%
68	Alico, Inc.	1,623
750	B&G Foods, Inc.	8,362
895	Cal-Maine Foods, Inc.	48,733
809	Hain Celestial Group, Inc. (The)(a)	13,090
1,872	Hostess Brands, Inc.(a)	42,008
607	Ingredion, Inc.	59,443
37	Natural Health Trends Corporation	126
322	Nature’s Sunshine Products, Inc.(a)	2,679
622	Post Holdings, Inc.(a)	56,142
18	S&W Seed Company(a)	27
14	Seaboard Corporation	52,853
191	Seneca Foods Corporation, Class A(a)	11,641
1	Tootsie Roll Industries, Inc.	43
562	TreeHouse Foods, Inc.(a)	27,751
		324,521
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
885	Boise Cascade Company	60,773
2,662	Mercer International, Inc.	30,986
3,718	Resolute Forest Products, Inc.(a)	80,271
786	UFP Industries, Inc.	62,290
		234,320
	HEALTH CARE FACILITIES & SERVICES - 2.9%
988	Acadia Healthcare Company, Inc.(a)	81,332
1,085	AdaptHealth Corporation(a)	20,854
1,727	Brookdale Senior Living, Inc.(a)	4,715
1,124	Encompass Health Corporation	67,226
79	LHC Group, Inc.(a)	12,774
281	Lifecore Biomedical, Inc.(a)	1,821
467	National HealthCare Corporation	27,786
118	OPKO Health, Inc.(a)	148
137	Owens & Minor, Inc.	2,676

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.9% (Continued)
1,476	Patterson Companies, Inc.	$41,372
1,062	Pediatrix Medical Group, Inc.(a)	15,781
793	Premier, Inc., Class A	27,739
4	Psychemedics Corporation	20
2,065	Select Medical Holdings Corporation	51,274
2,308	Syneos Health, Inc.(a)	84,657
		440,175
	HOME & OFFICE PRODUCTS - 0.5%
4,199	ACCO Brands Corporation	23,472
321	Hooker Furnishings Corporation	6,003
4	Kewaunee Scientific Corporation(a)	62
45	Kimball International, Inc., Class B	293
488	Lifetime Brands, Inc.	3,704
6,024	Steelcase, Inc., Class A	42,590
789	Virco Manufacturing Corporation(a)	3,566
		79,690
	HOME CONSTRUCTION - 5.5%
323	American Woodmark Corporation(a)	15,782
1,853	Beazer Homes USA, Inc.(a)	23,644
1,149	Century Communities, Inc.	57,462
5	Dixie Group, Inc. (The)(a)	4
1,471	Forestar Group, Inc.(a)	22,668
1,493	Green Brick Partners, Inc.(a)	36,175
1,327	Griffon Corporation	47,493
1,182	Interface, Inc.	11,666
2,774	KB Home	88,352
347	LGI Homes, Inc.(a)	32,132
1,193	M/I Homes, Inc.(a)	55,093
2,039	MDC Holdings, Inc.	64,433
962	Meritage Homes Corporation(a)	88,696
495	Patrick Industries, Inc.	29,997
3,337	Taylor Morrison Home Corporation(a)	101,278
2,137	Toll Brothers, Inc.	106,679

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	HOME CONSTRUCTION - 5.5% (Continued)
3,696	Tri Pointe Homes, Inc.(a)	$68,709
		850,263
	HOUSEHOLD PRODUCTS - 0.6%
520	Central Garden & Pet Company, Class A(a)	18,616
546	Clearwater Paper Corporation(a)	20,644
313	Crown Crafts, Inc.	1,672
721	Edgewell Personal Care Company	27,787
757	Quanex Building Products Corporation	17,926
		86,645
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
585	Ampco-Pittsburgh Corporation(a)	1,468
290	AZZ, Inc.	11,658
195	Core Molding Technologies, Inc.(a)	2,533
121	Eastern Company (The)	2,333
25	EnPro Industries, Inc.	2,717
345	L B Foster Company, Class A(a)	3,340
20	Park-Ohio Holdings Corporation	245
121	Strattec Security Corporation(a)	2,486
971	Timken Company (The)	68,621
603	Tredegar Corporation	6,163
		101,564
	INDUSTRIAL SUPPORT SERVICES - 0.5%
367	DXP Enterprises, Inc.(a)	10,111
2,618	Resideo Technologies, Inc.(a)	43,066
606	Titan Machinery, Inc.(a)	24,077
1	WESCO International, Inc.(a)	125
		77,379
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
594	Cowen, Inc., Class A	22,941
1	Jefferies Financial Group, Inc.	34
		22,975
	INSURANCE - 6.1%
3,221	American Equity Investment Life Holding Company	146,942

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 6.1% (Continued)
636	Brighthouse Financial, Inc.(a)	$32,608
3,105	Citizens, Inc.(a)	6,614
5,595	CNO Financial Group, Inc.	127,846
1,996	Donegal Group, Inc., Class A	28,343
850	eHealth, Inc.(a)	4,114
1,030	Employers Holdings, Inc.	44,424
28,712	Genworth Financial, Inc., Class A(a)	151,886
1,147	Horace Mann Educators Corporation	42,863
1,331	Kemper Corporation	65,485
551	Kingstone Companies, Inc.	744
134	National Western Life Group, Inc., Class A	37,654
2,654	NMI Holdings, Inc., Class A(a)	55,469
3,033	ProAssurance Corporation	52,987
4,502	Radian Group, Inc.	85,853
1,110	Security National Financial Corporation, Class A(a)	8,103
337	Tiptree, Inc.	4,664
246	Unico American Corporation(a)	396
849	United Fire Group, Inc.	23,229
338	United Insurance Holdings Corporation	358
1,690	Universal Insurance Holdings, Inc.	17,897
107	Unum Group	4,390
		942,869
	INTERNET MEDIA & SERVICES - 0.2%
448	Cars.com, Inc.(a)	6,169
246	DHI Group, Inc.(a)	1,302
717	HealthStream, Inc.(a)	17,810
1,449	TrueCar, Inc.(a)	3,637
		28,918
	LEISURE FACILITIES & SERVICES - 0.7%
10	Ark Restaurants Corporation	166
17	Biglari Holdings, Inc.(a)	2,360
1,295	Carrols Restaurant Group, Inc.(a)	1,761
775	Century Casinos, Inc.(a)	5,448
353	Chuy’s Holdings, Inc.(a)	9,990

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.7% (Continued)
640	El Pollo Loco Holdings, Inc.	$6,374
555	Fiesta Restaurant Group, Inc.(a)	4,079
834	Good Times Restaurants, Inc.(a)	1,860
595	Marcus Corporation (The)	8,562
2,486	Penn Entertainment, Inc.(a)	73,834
		114,434
	LEISURE PRODUCTS - 1.5%
481	Escalade, Inc.	4,897
942	Funko, Inc., Class A(a)	10,277
283	LCI Industries	26,163
900	Smith & Wesson Brands, Inc.	7,812
979	Thor Industries, Inc.	73,905
1,656	Topgolf Callaway Brands Corporation(a)	32,706
1,700	Vista Outdoor, Inc.(a)	41,429
731	Winnebago Industries, Inc.	38,524
		235,713
	MACHINERY - 1.2%
126	Alamo Group, Inc.	17,842
646	Altra Industrial Motion Corporation	38,598
176	Astec Industries, Inc.	7,156
292	CECO Environmental Corporation(a)	3,411
61	Columbus McKinnon Corporation	1,981
765	Enovis Corporation(a)	40,943
175	ESCO Technologies, Inc.	15,319
29	Flowserve Corporation	890
270	Gencor Industries, Inc.(a)	2,727
1	Hillenbrand, Inc.	43
216	Hurco Companies, Inc.	5,644
4	Hyster-Yale Materials Handling, Inc., Class A	101
118	Intevac, Inc.(a)	763
1,405	Kennametal, Inc.	33,804
495	LS Starrett Company (The), Class A(a)	3,643
594	Manitowoc Company, Inc. (The)(a)	5,441

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	MACHINERY - 1.2% (Continued)
396	NN, Inc.(a)	$594
		178,900
	MEDICAL EQUIPMENT & DEVICES - 1.1%
452	AngioDynamics, Inc.(a)	6,224
271	Artivion, Inc.(a)	3,285
678	Avanos Medical, Inc.(a)	18,347
207	FONAR Corporation(a)	3,467
719	Harvard Bioscience, Inc.(a)	1,992
9	ICU Medical, Inc.(a)	1,417
178	Inogen, Inc.(a)	3,509
266	Integer Holdings Corporation(a)	18,210
703	Integra LifeSciences Holdings Corporation(a)	39,417
588	Meridian Bioscience, Inc.(a)	19,528
18	Merit Medical Systems, Inc.(a)	1,271
8	Myriad Genetics, Inc.(a)	116
645	NuVasive, Inc.(a)	26,600
96	QuidelOrtho Corporation(a)	8,224
8	Utah Medical Products, Inc.	804
721	Varex Imaging Corporation(a)	14,636
		167,047
	METALS & MINING - 1.6%
1	Alcoa Corporation	45
884	Coeur Mining, Inc.(a)	2,970
19	CONSOL Energy, Inc.	1,235
337	Encore Wire Corporation	46,358
1,720	Gold Resource Corporation	2,632
4,866	Hecla Mining Company	27,055
2,961	Peabody Energy Corporation(a)	78,230
3,483	SunCoke Energy, Inc.	30,058
1,729	Warrior Met Coal, Inc.	59,892
		248,475
	OIL & GAS PRODUCERS - 5.8%
116	Antero Resources Corporation(a)	3,595
4,661	Berry Corporation	37,288

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 5.8% (Continued)
2,159	Callon Petroleum Company(a)	$80,077
201	Chord Energy Corporation	27,499
1	Civitas Resources, Inc.	58
5,368	CNX Resources Corporation(a)	90,397
550	Comstock Resources, Inc.	7,540
1,609	Delek US Holdings, Inc.	43,443
2,091	Earthstone Energy, Inc., Class A(a)	29,755
1	EQT Corp.	34
23	Equitrans Midstream Corporation	154
782	HF Sinclair Corporation	40,578
1,098	Kimbell Royalty Partners, L.P.	18,337
678	Laredo Petroleum, Inc.(a)	34,863
2,649	Murphy Oil Corporation	113,933
3,161	PBF Energy, Inc., Class A	128,905
10,319	Permian Resources Corporation	96,999
3,276	Plains GP Holdings, L.P., Class A	40,753
97	Ranger Oil Corporation	3,922
5,604	Ring Energy, Inc.(a)	13,786
590	SilverBow Resources, Inc.(a)	16,685
1,534	Talos Energy, Inc.(a)	28,962
991	TravelCenters of America, Inc.(a)	44,377
		901,940
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
1,930	Archrock, Inc.	17,331
8	Dawson Geophysical Company(a)	16
616	Dril-Quip, Inc.(a)	16,737
225	Geospace Technologies Corporation(a)	949
3,992	Helix Energy Solutions Group, Inc.(a)	29,461
553	Helmerich & Payne, Inc.	27,412
1,320	MRC Global, Inc.(a)	15,286
126	Natural Gas Services Group, Inc.(a)	1,444
3,091	Newpark Resources, Inc.(a)	12,828
824	NOV, Inc.	17,213
1,739	NOW, Inc.(a)	22,085

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.6% (Continued)
645	Oceaneering International, Inc.(a)	$11,281
2,421	ProPetro Holding Corporation(a)	25,106
270	Select Energy Services, Inc., Class A	2,495
24	Smart Sand, Inc.(a)	43
621	Solaris Oilfield Infrastructure, Inc., Class A	6,167
618	Thermon Group Holdings, Inc.(a)	12,409
2,329	US Silica Holdings, Inc.(a)	29,112
		247,375
	PUBLISHING & BROADCASTING - 0.9%
1,992	Beasley Broadcast Group, Inc., Class A(a)	1,833
1,747	Cumulus Media, Inc., Class A(a)	10,849
1,954	Entravision Communications Corporation, Class A	9,379
4,808	Gannett Company, Inc.(a)	9,760
1,004	iHeartMedia, Inc., Class A(a)	6,155
70	Saga Communications, Inc., Class A	1,652
369	Scholastic Corporation	14,561
4,044	TEGNA, Inc.	85,692
127	Townsquare Media, Inc., Class A(a)	921
		140,802

	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,742	Five Point Holdings, LLC(a)	4,059
17	FRP Holdings, Inc.(a)	916
122	Howard Hughes Corporation (The)(a)	9,323
1	Stratus Properties, Inc.	19
		14,317
	REAL ESTATE SERVICES - 0.5%
3,154	Anywhere Real Estate, Inc.(a)	20,154
5,469	Newmark Group, Inc., Class A	43,588
1,085	RE/MAX Holdings, Inc., Class A	20,224
		83,966
	REIT - 0.4%
1,733	CoreCivic, Inc.(a)	20,033
9	Ellington Financial, Inc.	111

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	REIT - 0.4% (Continued)
3,749	GEO Group, Inc. (The)(a)	$41,052
		61,196
	RENEWABLE ENERGY - 0.4%
1,669	Alto Ingredients, Inc.(a)	4,807
550	EnerSys	40,612
1,185	FutureFuel Corporation	9,634
393	Ultralife Corporation(a)	1,517
		56,570
	RETAIL - CONSUMER STAPLES - 0.7%
987	Big Lots, Inc.	14,509
353	Ingles Markets, Inc., Class A	34,050
737	SpartanNash Company	22,287
680	Village Super Market, Inc., Class A	15,837
269	Weis Markets, Inc.	22,136
		108,819
	RETAIL - DISCRETIONARY - 6.4%
3	Aaron’s Company, Inc. (The)	36
357	Abercrombie & Fitch Company, Class A(a)	8,179
2,616	American Eagle Outfitters, Inc.	36,519
454	Asbury Automotive Group, Inc.(a)	81,380
1	AutoNation, Inc.(a)	107
346	Bassett Furniture Industries, Inc.	6,014
24	Beacon Roofing Supply, Inc.(a)	1,267
682	Big 5 Sporting Goods Corporation	6,022
246	BlueLinx Holdings, Inc.(a)	17,493
79	Build-A-Bear Workshop, Inc.	1,883
750	Caleres, Inc.	16,710
110	Citi Trends, Inc.(a)	2,913
1,621	Conn’s, Inc.(a)	11,153
2,546	Container Store Group, Inc. (The)(a)	10,973
2,197	Designer Brands, Inc., Class A	21,487
1	Dick’s Sporting Goods, Inc.	120
751	Ethan Allen Interiors, Inc.	19,841
2,492	Foot Locker, Inc.	94,173

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 6.4% (Continued)
7,563	Gap, Inc. (The)	$85,311
402	Genesco, Inc.(a)	18,500
706	GMS, Inc.(a)	35,159
435	Group 1 Automotive, Inc.	78,461
244	Guess?, Inc.	5,048
508	Haverty Furniture Companies, Inc.	15,189
104	Hibbett, Inc.	7,095
829	Kirkland’s, Inc.(a)	2,736
2,508	Kohl’s Corporation	63,327
1,056	La-Z-Boy, Inc.	24,098
779	Lazydays Holdings, Inc.(a)	9,301
510	LL Flooring Holdings, Inc.(a)	2,866
3,902	Macy’s, Inc.	80,576
796	MarineMax, Inc.(a)	24,851
257	Monro, Inc.	11,616
1	Penske Automotive Group, Inc.	115
467	PetIQ, Inc.(a)	4,306
2,213	Qurate Retail, Inc., Class A(a)	3,607
1,193	Rush Enterprises, Inc., Class A	62,370
798	Shoe Carnival, Inc.	19,080
963	Sonic Automotive, Inc., Class A	47,447
1,146	Sportsman’s Warehouse Holdings, Inc.(a)	10,784
814	Tile Shop Holdings, Inc.(a)	3,565
626	Tilly’s, Inc., Class A	5,665
1,008	Urban Outfitters, Inc.(a)	24,041
819	Vera Bradley, Inc.(a)	3,710
382	Zumiez, Inc.(a)	8,305
		993,399
	SEMICONDUCTORS - 3.2%
2,055	Amkor Technology, Inc.	49,279
227	Amtech Systems, Inc.(a)	1,725
215	Axcelis Technologies, Inc.(a)	17,063
234	CEVA, Inc.(a)	5,986
680	Cirrus Logic, Inc.(a)	50,646

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 3.2% (Continued)
517	CTS Corporation	$20,380
459	Data I/O Corporation(a)	1,822
586	Diodes, Inc.(a)	44,618
227	FormFactor, Inc.(a)	5,046
337	GSI Technology, Inc.(a)	583
328	IPG Photonics Corporation(a)	31,052
793	Kulicke & Soffa Industries, Inc.	35,098
368	MagnaChip Semiconductor Corporation(a)	3,456
66	Onto Innovation, Inc.(a)	4,494
1,552	Photronics, Inc.(a)	26,120
1,695	Rambus, Inc.(a)	60,715
260	Richardson Electronics Ltd.	5,546
353	Synaptics, Inc.(a)	33,592
48	Trio-Tech International(a)	216
702	Ultra Clean Holdings, Inc.(a)	23,271
111	Veeco Instruments, Inc.(a)	2,062
3,098	Vishay Intertechnology, Inc.	66,824
		489,594
	SOFTWARE - 1.1%
1,325	ACI Worldwide, Inc.(a)	30,475
3,600	Adeia, Inc.	34,128
590	Allscripts Healthcare Solutions, Inc.(a)	10,408
287	Asure Software, Inc.(a)	2,681
549	CareCloud, Inc.(a)	1,543
361	Computer Programs and Systems, Inc.(a)	9,826
180	Digi International, Inc.(a)	6,579
666	Ebix, Inc.	13,293
666	NextGen Healthcare, Inc.(a)	12,507
322	OneSpan, Inc.(a)	3,603
23	PDF Solutions, Inc.(a)	656
2,387	SolarWinds Corporation(a)	22,342
365	Verint Systems, Inc.(a)	13,242
147	Ziff Davis, Inc.(a)	11,628
		172,911

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	SPECIALTY FINANCE - 5.5%
2,085	Air Lease Corporation	$80,106
1,331	Bread Financial Holdings, Inc.	50,126
577	Consumer Portfolio Services, Inc.(a)	5,106
9	Elevate Credit, Inc.(a)	16
844	Encore Capital Group, Inc.(a)	40,461
1,142	Enova International, Inc.(a)	43,819
3,736	EZCORP, Inc., Class A(a)	30,448
2,758	First American Financial Corporation	144,354
212	GATX Corporation	22,544
1	Investors Title Company	148
2,721	LendingClub Corporation(a)	23,945
8,872	MGIC Investment Corporation	115,336
1,763	Mr. Cooper Group, Inc.(a)	70,749
2,029	Navient Corporation	33,377
548	Nelnet, Inc., Class A	49,731
1,215	PennyMac Financial Services, Inc.	68,842
942	PRA Group, Inc.(a)	31,821
2	Regional Management Corporation	56
855	Stewart Information Services Corporation	36,534
31	Willis Lease Finance Corporation(a)	1,829
		849,348
	STEEL - 3.1%
707	Carpenter Technology Corporation	26,117
2,920	Commercial Metals Company	141,036
76	Friedman Industries, Inc.	744
72	Northwest Pipe Company(a)	2,426
715	Olympic Steel, Inc.	24,010
1,277	Ryerson Holding Corporation	38,642
1,763	TimkenSteel Corporation(a)	32,034
7,535	United States Steel Corporation	188,752
530	Worthington Industries, Inc.	26,346
		480,107
	TECHNOLOGY HARDWARE - 4.1%
618	ADTRAN Holdings, Inc.	11,612

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 4.1% (Continued)
204	AstroNova, Inc.(a)	$2,615
315	Aviat Networks, Inc.(a)	9,825
2,750	Avnet, Inc.	114,345
469	Aware, Inc.(a)	802
661	Benchmark Electronics, Inc.	17,642
773	Comtech Telecommunications Corporation	9,384
1,398	Daktronics, Inc.(a)	3,942
753	EMCORE Corporation(a)	725
1,556	GoPro, Inc., Class A(a)	7,749
839	Harmonic, Inc.(a)	10,991
2	Jabil, Inc.	137
392	Key Tronic Corporation(a)	1,697
1,290	Knowles Corporation(a)	21,182
501	Lumentum Holdings, Inc.(a)	26,137
177	Maxar Technologies, Inc.	9,158
651	NETGEAR, Inc.(a)	11,790
1,086	NetScout Systems, Inc.(a)	35,306
731	PCTEL, Inc.	3,143
316	Plexus Corporation(a)	32,526
6,433	Ribbon Communications, Inc.(a)	17,948
1,105	Sanmina Corporation(a)	63,306
1,092	Super Micro Computer, Inc.(a)	89,653
2,180	TTM Technologies, Inc.(a)	32,874
227	Universal Electronics, Inc.(a)	4,724
965	ViaSat, Inc.(a)	30,542
310	Viavi Solutions, Inc.(a)	3,258
245	Vishay Precision Group, Inc.(a)	9,469
581	VOXX International Corporation(a)	4,869
2,932	Xerox Holdings Corporation	42,807
		630,158
	TECHNOLOGY SERVICES - 1.0%
385	comScore, Inc.(a)	447
8,424	Conduent, Inc.(a)	34,117
25	CSG Systems International, Inc.	1,430

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY SERVICES - 1.0% (Continued)
11	ICF International, Inc.	$1,089
444	Insight Enterprises, Inc.(a)	44,520
39	John Wiley & Sons, Inc., Class A	1,562
685	MAXIMUS, Inc.	50,231
108	NetSol Technologies, Inc.(a)	308
5	RCM Technologies, Inc.(a)	62
1,234	Repay Holdings Corporation(a)	9,934
891	StarTek, Inc.(a)	3,341
		147,041
	TELECOMMUNICATIONS - 0.6%
369	ATN International, Inc.	16,719
3,312	Consolidated Communications Holdings, Inc.(a)	11,857
1,562	EchoStar Corporation, Class A(a)	26,054
278	KVH Industries, Inc.(a)	2,841
425	Spok Holdings, Inc.	3,481
3,303	Telephone and Data Systems, Inc.	34,649
		95,601
	TOBACCO & CANNABIS - 0.1%
433	Universal Corporation	22,867

	TRANSPORTATION & LOGISTICS - 3.7%
1,489	Air Transport Services Group, Inc.(a)	38,684
690	ArcBest Corporation	48,328
660	Atlas Air Worldwide Holdings, Inc.(a)	66,528
717	Covenant Logistics Group, Inc.	24,787
1,017	Heartland Express, Inc.	15,601
609	Hub Group, Inc., Class A(a)	48,409
7,023	JetBlue Airways Corporation(a)	45,509
461	Kirby Corporation(a)	29,665
595	Marten Transport Ltd.	11,769
3,894	Overseas Shipholding Group, Inc., Class A(a)	11,254
96	Patriot Transportation Holding, Inc.(a)	683
845	Radiant Logistics, Inc.(a)	4,301
982	Ryder System, Inc.	82,066

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.7% (Continued)
2,446	Schneider National, Inc., Class B	$57,236
2,547	Spirit Airlines, Inc.(a)	49,616
376	Universal Logistics Holdings, Inc.	12,573
525	Werner Enterprises, Inc.	21,136
		568,145
	TRANSPORTATION EQUIPMENT - 0.3%
875	Commercial Vehicle Group, Inc.(a)	5,959
724	Greenbrier Companies, Inc. (The)	24,276
834	REV Group, Inc.	10,525
59	Wabash National Corporation	1,333
		42,093
	WHOLESALE - CONSUMER STAPLES - 0.4%
405	Andersons, Inc. (The)	14,171
1,079	United Natural Foods, Inc.(a)	41,768
		55,939
	WHOLESALE - DISCRETIONARY - 0.7%
48	Acme United Corporation	1,051
7	Climb Global Solutions, Inc.	221
432	Educational Development Corporation	1,365
322	ePlus, Inc.(a)	14,258
2,059	G-III Apparel Group Ltd.(a)	28,229
1,435	KAR Auction Services, Inc.(a)	18,727
452	PC Connection, Inc.	21,199
610	ScanSource, Inc.(a)	17,824
19	Veritiv Corporation	2,312
		105,186

	TOTAL COMMON STOCKS (Cost $14,864,037)	15,244,304

	PARTNERSHIP SHARES — 0.6%
	METALS & MINING - 0.0%(b)
300	Alliance Resource Partners, L.P.	6,096

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Value
	PARTNERSHIP SHARES — 0.6% (Continued)
	OIL & GAS PRODUCERS - 0.6%
1,654	DCP Midstream, L.P.	$64,159
832	Global Partners, L.P.	28,929
3	Plains All American Pipeline, L.P.	35
		93,123
	SPECIALTY FINANCE - 0.0%(b)
23	Greystone Housing Impact Investors, L.P.	400

	TOTAL PARTNERSHIP SHARES (Cost $62,831)	99,619

	RIGHTS — 0.0%(b)
	RENEWABLE ENERGY - 0.0%(b)
2	Pineapple Energy, Inc. (a)(c)	6

	WHOLESALE - DISCRETIONARY - 0.0%(b)
443	ZAGG CVR(a)(c)	—

	TOTAL RIGHTS (Cost $–)	6

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
216,710	First American Treasury Obligations Fund, Class X, 4.19%(d) (Cost $216,710)	216,710

	TOTAL INVESTMENTS - 100.8% (Cost $15,158,082)	$15,574,114
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(127,022)
	NET ASSETS - 100.0%	$15,447,092

CVR	- Contingent Value Right

LTD	- Limited Company

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Non-income producing security.

(b)	Amount represents less than 0.05%.

(c)	Fair value was determined using significant unobservable inputs. See Note 2.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$491,050		$15,158,082
At value	$511,688		$15,574,114
Cash	—		110
Dividends and interest receivable	520		12,418
Prepaid expenses and other assets	2,509		20,611
TOTAL ASSETS	514,717		15,607,253

LIABILITIES
Payable for investments purchased	—		119,754
Investment advisory fees payable	21,918		11,928
Audit fees payable	14,528		12,716
Distribution (12b-1) fees payable	—		2
Payable to related parties	12,412		14,981
Accrued expenses and other liabilities	2,405		780
TOTAL LIABILITIES	51,263		160,161
NET ASSETS	$463,454		$15,447,092

Net Assets Consist Of:
Paid in capital	$447,309		$15,193,914
Accumulated earnings	16,145		253,178
NET ASSETS	$463,454		$15,447,092

Net Asset Value Per Share:
Class I Shares:
Net Assets	$463,442		$15,436,373
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	39,654		1,004,784
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.69		$15.36

Class N Shares:
Net Assets	$12		$10,719
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		690
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.69	(a)	$15.52	(a)

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2022

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends	$6,779	$223,529
Interest	445	1,898
TOTAL INVESTMENT INCOME	7,224	225,427

EXPENSES
Investment advisory fees	1,389	47,103
Distribution (12b-1) fees:
Class N	—	7
Transfer agent fees	26,994	27,079
Legal fees	25,518	24,051
Trustees’ fees	23,799	21,970
Administration fees	22,919	36,425
Audit fees	16,510	13,105
Insurance expense	6,366	6,621
Compliance officer fees	5,172	6,960
Custody fees	4,986	981
Shareholder reporting expense	3,890	4,037
Registration fees	2,018	39,004
Fund accounting fees	254	4,855
Third party administrative servicing fees	—	6,244
Other expenses	1,795	2,414
TOTAL EXPENSES	141,610	240,856

Less: Fees waived/reimbursed by the Adviser	(139,862)	(182,812)

NET EXPENSES	1,748	58,044
NET INVESTMENT INCOME	5,476	167,383

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments	(4,834)	(102,705)
Net change in unrealized depreciation on investments	(32,413)	(300,398)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(37,247)	(403,103)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,771)	$(235,720)

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2022	2021
FROM OPERATIONS
Net investment income	$5,476	$2,814
Net realized gain/(loss) from investments	(4,834)	23,822
Net change in unrealized appreciation/(depreciation) of investments	(32,413)	22,276
Net increase/(decrease) in net assets resulting from operations	(31,771)	48,912

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(14,317)	(3,958)
Class N^	(0)	(0)
Net decrease in net assets from distributions to shareholders	(14,317)	(3,958)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	199,500	105,000
Net asset value of shares issued in reinvestment of distributions
Class I	14,317	3,958
Class N^	0	0
Net increase in net assets from shares of beneficial interest	213,817	108,958

TOTAL INCREASE IN NET ASSETS	167,729	153,912

NET ASSETS
Beginning of Year	295,725	141,813
End of Year	$463,454	$295,725

SHARE ACTIVITY - CLASS I
Shares sold	16,354	8,954
Shares reinvested	1,208	296
Net increase in shares of beneficial interest outstanding	17,562	9,250

SHARE ACTIVITY - CLASS N
Shares reinvested#	0	0
Net increase in shares of beneficial interest outstanding	—	—

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2022	2021
FROM OPERATIONS
Net investment income	$167,383	$78,324
Net realized gain/(loss) from investments	(102,705)	938,593
Distributions of realized gains from underlying investment companies	—	42
Net change in unrealized appreciation/(depreciation) of investments	(300,398)	70,568
Net increase/(decrease) in net assets resulting from operations	(235,720)	1,087,527

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(634,775)	(256,124)
Class N	(437)	(0	) ^
Net decrease in net assets from distributions to shareholders	(635,212)	(256,124)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	10,353,500	7,622,596
Class N	10,100	62,212
Net asset value of shares issued in reinvestment of distributions
Class I	510,446	209,922
Class N	437	0	^
Payments for shares redeemed
Class I	(5,204,963)	(832,252)
Class N	—	(80,633)
Net increase in net assets from shares of beneficial interest	5,669,520	6,981,845

TOTAL INCREASE IN NET ASSETS	4,798,588	7,813,248

NET ASSETS
Beginning of Year	10,648,504	2,835,256
End of Year	$15,447,092	$10,648,504

SHARE ACTIVITY - CLASS I
Shares sold	658,476	446,660
Shares reinvested	32,637	12,684
Shares redeemed	(321,772)	(51,938)
Net increase in shares of beneficial interest outstanding	369,341	407,406

SHARE ACTIVITY - CLASS N
Shares sold	662	4,059
Shares reinvested	27	0	#
Shares redeemed	—	(4,885)
Net increase/(decrease) in shares of beneficial interest outstanding	689	(826)

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended	Year Ended		Period* Ended
	December 31,	December 31,		December 31,
	2022	2021		2020
Net asset value, beginning of year/period	$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	(1.49)	2.40		0.94
Total from investment operations	(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.15)	(0.18)		—
Net realized gains	(0.23)	(0.00	) (8)	—
Total distributions	(0.38)	(0.18)		—
Net asset value, end of year/period	$11.69	$13.39		$11.04
Total return (2)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (000s)	$463	$296		$142
Ratio of gross expenses to average net assets (4)(5)	35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended	Year Ended		Period* Ended
	December 31,	December 31,		December 31,
	2022	2021		2020
Net asset value, beginning of year/period	$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	(1.49)	2.40		0.94
Total from investment operations	(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.15)	(0.18)		—
Net realized gains	(0.23)	(0.00	) (9)	—
Total distributions	(0.38)	(0.18)		—
Net asset value, end of year/period	$11.69	$13.39		$11.04
Total return (2)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (4)	$12	$14		$11
Ratio of gross expenses to average net assets (5)(6)	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended	Year Ended	Year Ended	Period* Ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2020	2019
Net asset value, beginning of year/period	$16.76	$12.39	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.22	0.25	0.21	0.15
Net realized and unrealized gain/(loss) on investments	(0.94)	4.53	0.67	1.69
Total from investment operations	(0.72)	4.78	0.88	1.84
Less distributions from:
Net investment income	(0.17)	(0.20)	(0.01)	(0.08)
Net realized gains	(0.51)	(0.21)	(0.24)	—
Total distributions	(0.68)	(0.41)	(0.25)	(0.08)
Net asset value, end of year/period	$15.36	$16.76	$12.39	$11.76
Total return (2)	(4.38)%	38.60%	7.51%	18.44	% (6)
Net assets, at end of year/period (000s)	$15,436	$10,648	$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	1.99%	3.63%	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.48%	0.48%	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)(7)	1.38%	1.53%	2.12%	1.34	% (5)
Portfolio turnover rate	59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended	Year Ended	Year Ended	Period* Ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2020	2019
Net asset value, beginning of year/period	$16.91	$12.37	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.20	0.16	0.26	0.16
Net realized and unrealized gain/(loss) on investments	(0.92)	4.59	0.61	1.67
Total from investment operations	(0.72)	4.75	0.87	1.83
Less distributions from:
Net investment income	(0.16)	—	(0.01)	(0.08)
Net realized gains	(0.51)	(0.21)	(0.24)	—
Total distributions	(0.67)	(0.21)	(0.25)	(0.08)
Net asset value, end of year/period	$15.52	$16.91	$12.37	$11.75
Total return (2)	(4.35)%	38.40%	7.43%	18.34	% (6)
Net assets, at end of year/period (000s)	$11	$18 (7)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	1.54%	3.88%	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.73%	0.73%	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)(8)	1.25%	1.28%	1.87%	1.44	% (5)
Portfolio turnover rate	59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Represents actual net assets.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019, and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018, and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$459,845	$—	$7	$459,852
Partnership Shares	3,799	—	—	3,799
Money Market Fund	48,037	—	—	48,037
Total	$511,681	$—	$7	$511,688

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Business Development Companies	$13,475	$—	$—	$13,475
Common Stocks	15,244,304	—	—	15,244,304
Partnership Shares	99,619	—	—	99,619
Right	—	—	6	6
Money Market Fund	216,710	—	—	216,710
Total	$15,574,108	$—	$6	$15,574,114

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Acclivity Mid Cap Multi-Style Fund:

ABIOMED, Inc.
Beginning Balance	$0
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	—
Cost of Purchases	7
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$7

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Acclivity Small Cap Value Fund:

Pineapple Energy,
	Inc.	Zagg CVR
Beginning Balance	$0	$0
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	6	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$6	$0

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Small Cap Fund’s December 31, 2019 year -end or the Small Cap Fund’s and Mid Cap Fund’s December 31, 2020-December 31, 2021 year end, or expected to be taken in the Funds’ December 31, 2022 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$319,779	$104,480
Small Cap	12,280,192	7,110,386

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the year ended December 31, 2022, the Adviser earned $1,389 and $47,103 from the Mid Cap Fund and Small Cap Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2022, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $139,862 and $182,812, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2023	12/31/2024	12/31/2025
Mid Cap	$107,373	$142,515	$139,862
Small Cap	$117,329	$161,991	$182,812

As of December 31, 2022, $135,510 in waived fees expired unrecouped for the Small Cap Fund.

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31,

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

2022, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $7 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the year ended December 31, 2022, the Funds did not pay the Distributor any underwriting fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2022, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$490,721	$50,594	$(29,627)	$20,967
Small Cap Fund	15,161,276	1,513,646	(1,100,808)	412,838

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2022 and December 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term
12/31/2022	Income	Capital Gains	Total
Mid Cap Fund	$5,654	$8,663	$14,317
Small Cap Fund	157,254	477,958	635,212

For fiscal year ended	Ordinary	Long-Term
12/31/2021	Income	Capital Gains	Total
Mid Cap Fund	$3,888	$70	$3,958
Small Cap Fund	119,643	136,481	256,124

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Post October	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	Earnings
Mid Cap Fund	$—	$—	$(4,417)	$(405)	$—	$20,967	$16,145
Small Cap Fund	—	—	(159,660)	—	—	412,838	253,178

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Mid Cap Fund	$4,417
Small Cap Fund	159,660

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

At December 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$—	$405	$—	$405	$—
Small Cap Fund	—	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2022, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Mid Cap Fund	$(440)	$440
Small Cap Fund	(9,210)	9,210

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	Charles Schwab & Co.	33%
	National Financial Services, LLC	44%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Acclivity Mid Cap Multi-Style Fund and

Acclivity Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Acclivity Mid Cap Multi-Style Fund and Acclivity Small Cap Value Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust II (the “Funds”), including the schedules of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented
Acclivity Mid Cap Multi-Style Fund	The financial highlights for each of the years in the two- year period ended December 31, 2022 and for the period from January 2, 2020 (commencement of operations) through December 31, 2020
Acclivity Small Cap Value Fund	The financial highlights for each of the years in the three- year period ended December 31, 2022 and for the period from January 2, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust II since 2012.

Philadelphia, Pennsylvania

March 1, 2023

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Annualized
	Account Value	Ending Account	During Period *	Expense Ratio
Actual	7/1/22	Value 12/31/22	7/1/22-12/31/22	During Period
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,077.50	$2.30	0.44%
Class N	1,000.00	1,077.50	3.61	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,096.90	$2.54	0.48%
Class N	1,000.00	1,096.50	3.86	0.73%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,022.99	$2.24	0.44%
Class N	1,000.00	1,021.73	3.52	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,022.79	$2.45	0.48%
Class N	1,000.00	1,021.53	3.72	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 17 and 18, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid Cap”) and the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”, and collectively with Acclivity Mid Cap, the “Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s and Acclivity’ Mid Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value and Acclivity Mid-Cap, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value and Acclivity Mid-Cap; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value and Acclivity Mid-Cap’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid-Cap accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid-Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid-Cap were satisfactory.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of one year, three year and since inception periods ended September 30, 2022 for Acclivity Small Cap Value and the one year and since inception periods ended September 30, 2022 for Acclivity Mid-Cap. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value outperformed the peer group median, Morningstar category median and its benchmark (the S&P 500 Total Return Index) for the one year and three year periods, and outperformed the peer group median and Morningstar category median, but underperformed its benchmark, for the since inception period. With respect to Acclivity Mid-Cap, the Board noted that Acclivity Mid-Cap outperformed the peer group median, Morningstar category median (Mid-Cap blend category) and benchmark (the S&P 500 Total Return Index) for the one year period and outperformed the peer group median and Morningstar category median, but underperformed the benchmark, for the since inception period The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Acclivity Mid-Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value and Acclivity Mid-Cap’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid-Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid-Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2024, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid-Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid-Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid-Cap was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and Acclivity Mid-Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Acclivity Small Cap Value and Acclivity Mid-Cap was not excessive.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid-Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid-Cap, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to Acclivity Mid Cap and Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Mid Cap and Acclivity Small Cap Value pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Acclivity Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
December 31, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of Orion Advisor Services, LLC (from 2001 to 2018); General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	4	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010); President, TTS Associates, Inc. (financial services) (since December 2022).	4	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	4	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	4	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product (since 2019) and President (2012 - 2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Eric Kane 1981	Secretary Since August 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020)	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014 to December 2018).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of December 31, 2022, the Trust was comprised of 19 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Dynamic International Opportunity Fund and the Dynamic US Opportunity Fund, and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Acclivity-AR-22

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $24,000

2021 - $24,000

2020 - $22,000

(b)	Audit-Related Fees

2022 - None

2021 - None

2020 - None

(c)	Tax Fees

2022 - $6,000

2021 - $4,400

2020 - $4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                    2022        2021      2020

                       Audit-Related Fees:           0.00%     0.00%   0.00%

Tax Fees:                          0.00%     0.00%    0.00%

All Other Fees:                  0.00%     0.00%    0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $6,000

2021 - $4,400

2020 - $4,400

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/7/23